Segment Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Adjustments to reconcile adjusted EBITDA to consolidated loss from operations:
Loss from operations	$ (2,682,628)		$ (4,539,770)
Benson Hill, Inc
Segment Information
Revenue	39,692,000	$ 31,028,000	71,494,000	$ 62,614,000	$ 114,348,000	$ 79,523,000	$ 4,269,000
Adjusted EBITDA	15,774,000	8,377,000	30,621,000	17,748,000	(46,471,000)	(35,261,000)	(17,493,000)
Adjustments to reconcile adjusted EBITDA to consolidated loss from operations:
Total Adjusted EBITDA					(46,471,000)	(35,261,000)	(17,493,000)
Depreciation and amortization	(2,839,000)	(1,632,000)	(5,430,000)	(3,029,000)	(7,504,000)	(3,790,000)	(707,000)
Stock-based compensation	(709,000)	(217,000)	(1,356,000)	(504,000)	(1,010,000)	(644,000)	(213,000)
Impairment of goodwill					(4,832,000)
Acquisition related costs						(4,010,000)	(526,000)
Loss from operations	(24,609,000)	(10,285,000)	(44,900,000)	(21,340,000)	(59,817,000)	(43,705,000)	(18,939,000)
Fresh | Benson Hill, Inc
Segment Information
Revenue	16,906,000	12,174,000	34,470,000	31,945,000	55,278,000	28,573,000
Adjusted EBITDA	(165,000)	(895,000)	172,000	(2,473,000)	218,000	(1,253,000)
Ingredients | Benson Hill, Inc
Segment Information
Revenue	22,724,000	17,819,000	36,919,000	29,554,000	58,566,000	49,193,000	709,000
Adjusted EBITDA	6,409,000	2,557,000	13,197,000	4,625,000	(7,999,000)	2,239,000	15,000
Unallocated and other | Benson Hill, Inc
Segment Information
Revenue	62,000	1,035,000	105,000	1,115,000	504,000	1,757,000	3,560,000
Adjusted EBITDA	$ 9,530,000	$ 6,715,000	$ 17,252,000	$ 15,596,000	$ (38,690,000)	$ (36,247,000)	$ (17,508,000)